PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
PROPERTY AND EQUIPMENT
NOTE 5 - PROPERTY AND EQUIPMENT

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at:

	October 31, 2021	April 30, 2021

Office furniture and equipment	$13,864	$13,864
Computer equipment and software	10,962	10,962
Refinery land	312,485	67,088
Refinery land improvements	462,112	452,005
Refinery land easements	37,015	37,015
	836,438	580,934
Less accumulated depreciation and amortization	(126,729)	(108,765)

	$709,709	$472,169

On May 20, 2021, we entered into a Purchase and Sale Agreement to acquire 323.841 acres of land in, or near, Pecos County, Texas, which closed on July 27, 2021. We paid a total of $245,397 for the acquisition.

Depreciation and amortization expense totaled $17,964 and $17,438 for the six months ended October 31, 2021 and 2020, respectively.

NOTE 5 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following at April 30:

	2021	2020

Office furniture and equipment	$13,864	$13,864
Computer equipment and software	10,962	10,962
Land	67,088	67,088
Land improvements	452,005	452,005
Land easements	37,015	37,015
	580,934	580,934
Less accumulated depreciation and amortization	(108,765)	(73,890)

	$472,169	$507,044

Depreciation and amortization expense totaled $34,875 and $34,663 for the years ended April 30, 2021 and 2020, respectively.